Derivative Warrants Liabilities (Details) - USD ($)	Jan. 21, 2024	Jan. 16, 2024	Dec. 05, 2023	Nov. 29, 2023	Sep. 30, 2023	Apr. 30, 2023	Jan. 31, 2024	Nov. 06, 2023	Sep. 18, 2023	Apr. 06, 2023	Jan. 16, 2023
Derivative Warrants Liabilities [Line Items]
Warrants issued		1,500,000						45	250,000		161
Exercise price per share (in Dollars per share)	$ 1.077	$ 1.6
Convertible common shares	4.988
Derivative warrants liabilities (in Dollars)							$ 155,143
Warrants [Member]
Derivative Warrants Liabilities [Line Items]
Warrants issued										150,191
Exercise price per share (in Dollars per share)	$ 1.077
Convertible common shares	9.124
April 2023 Warrants [Member]
Derivative Warrants Liabilities [Line Items]
Warrants exercised common share			71,520	71,520		652,521
September 2023 Warrants [Member]
Derivative Warrants Liabilities [Line Items]
Warrants exercised common share			82,183	82,183	409,667